Background - Balance Sheets Restated (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets, Current [Abstract]
Cash and cash equivalents	$ 83.5		$ 1.7	$ 7.0	$ 4.8	$ 5.7	$ 3.2
Receivable from Ralcorp			41.3
Accounts receivable, net			10.1
Inventories	77.7		66.6		70.4
Deferred income taxes	3.1		3.8		3.5
Prepaid expenses and other current assets	6.6		4.0		2.3
Intercompany notes receivable			7.8
Total current assets	233.6		135.3		147.0
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	409.4		412.1		445.9
Goodwill	1,366.4		1,366.2		1,794.1	1,794.5
Other intangible assets, net	739.2		748.6		899.9
Investment in partnership	0	60.2	60.2		60.8
Other assets	14.9		0.8		0.3
Total Assets	2,763.5		2,723.2		3,348.0
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current	0		68.0		0
Accounts payable	34.7		28.8		36.1
Other current liabilities	63.3		37.5		38.1
Total current liabilities	111.1		134.3		74.2
Liabilities, Noncurrent [Abstract]
Notes Payable, Related Parties, Noncurrent	0		716.5		716.5
Noncurrent deferred tax liabilities	328.5		332.8		404.9
Other liabilities	105.2		104.9		90.7
Total liabilities	1,479.5		1,288.5		1,286.3
Equity [Abstract]
Net investment of Ralcorp	0		1,438.3		2,061.1
Accumulated other comprehensive (loss) income	(13.4)		(3.6)		0.6
Total Ralcorp equity	1,284.0		1,434.7		2,061.7	2,023.3	1,811.3
Total liabilities and Ralcorp equity	2,763.5		2,723.2		3,348.0
Previously Reported
Assets, Current [Abstract]
Cash and cash equivalents			1.7		4.8
Receivable from Ralcorp			41.3
Accounts receivable, net			10.1
Inventories			66.6
Deferred income taxes			3.8
Prepaid expenses and other current assets			4.0
Intercompany notes receivable			7.8
Total current assets			135.3
Assets, Noncurrent [Abstract]
Goodwill			1,429.2
Other intangible assets, net			748.6
Investment in partnership			60.2
Other assets			0.8
Total Assets			2,786.2
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			68.0
Accounts payable			28.8
Other current liabilities			37.5
Total current liabilities			134.3
Liabilities, Noncurrent [Abstract]
Notes Payable, Related Parties, Noncurrent			716.5
Noncurrent deferred tax liabilities			332.8
Other liabilities			104.9
Total liabilities			1,288.5
Equity [Abstract]
Net investment of Ralcorp			1,501.3
Accumulated other comprehensive (loss) income			(3.6)
Total Ralcorp equity			1,497.7
Total liabilities and Ralcorp equity			2,786.2
Restatement Adjustment
Assets, Current [Abstract]
Cash and cash equivalents			0		0
Receivable from Ralcorp			0
Accounts receivable, net			0
Inventories			0
Deferred income taxes			0
Prepaid expenses and other current assets			0
Intercompany notes receivable			0
Total current assets			0
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net			0
Goodwill			(63.0)
Other intangible assets, net			0
Investment in partnership			0
Other assets			0
Total Assets			(63.0)
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			0
Accounts payable			0
Other current liabilities			0
Total current liabilities			0
Liabilities, Noncurrent [Abstract]
Notes Payable, Related Parties, Noncurrent			0
Noncurrent deferred tax liabilities			0
Other liabilities			0
Total liabilities			0
Equity [Abstract]
Net investment of Ralcorp			(63.0)
Accumulated other comprehensive (loss) income			0
Total Ralcorp equity			(63.0)
Total liabilities and Ralcorp equity			$ (63.0)